ALPS ETF TRUST

1290 Broadway, Suite 1000

Denver, CO 80203

April 14, 2021

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 307 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 308 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to add the ALPS Hillman Active Value ETF, a newly created series of the Trust.

The SEC Staff is requested to address any comments on this filing to me at 720.917.0883, or to Jen Craig at 720.917.0611.

Sincerely,

/s/ Cara Owen

Cara Owen, Esq.

Secretary

Enclosure

cc:	Adam T. Teufel, Esq.

Dechert LLP